Distribution Date:	06/17/24	Wells Fargo Commercial Mortgage Trust 2017-RB1
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2017-RB1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	9		Jenna Unell		Jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	10		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	16-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-19		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	20	Asset Representations	BellOak, LLC
		Reviewer
Historical Detail	21		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	22		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000TBN5	2.056000%	10,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000TBP0	2.749000%	19,868,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000TBQ8	3.258000%	5,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000TBR6	3.374000%	160,000,000.00	115,642,897.86	0.00	325,149.28	0.00	0.00	325,149.28	115,642,897.86	34.97%	30.00%
A-5	95000TBS4	3.635000%	203,194,000.00	203,194,000.00	0.00	615,508.49	0.00	0.00	615,508.49	203,194,000.00	34.97%	30.00%
A-SB	95000TBT2	3.446000%	24,840,000.00	15,030,895.03	348,039.72	43,163.72	0.00	0.00	391,203.44	14,682,855.31	34.97%	30.00%
A-S	95000TBU9	3.757000%	37,855,000.00	37,855,000.00	0.00	118,517.70	0.00	0.00	118,517.70	37,855,000.00	27.59%	23.75%
B	95000TBX3	4.039000%	42,397,000.00	42,397,000.00	0.00	142,701.24	0.00	0.00	142,701.24	42,397,000.00	19.33%	16.75%
C	95000TBY1	4.311000%	27,256,000.00	27,256,000.00	0.00	97,917.18	0.00	0.00	97,917.18	27,256,000.00	14.01%	12.25%
D	95000TAC0	3.401000%	31,798,000.00	31,798,000.00	0.00	90,120.83	0.00	0.00	90,120.83	31,798,000.00	7.81%	7.00%
E-1	95000TAE6	4.886823%	7,192,500.00	7,192,500.00	0.00	29,290.40	0.00	0.00	29,290.40	7,192,500.00	6.41%	5.81%
E-2	95000TAG1	4.886823%	7,192,500.00	7,192,500.00	0.00	29,290.40	0.00	0.00	29,290.40	7,192,500.00	5.01%	4.63%
F-1	95000TAJ5	4.886823%	3,407,000.00	3,407,000.00	0.00	13,874.51	0.00	0.00	13,874.51	3,407,000.00	4.34%	4.06%
F-2	95000TAL0	4.886823%	3,407,000.00	3,407,000.00	0.00	13,874.51	0.00	0.00	13,874.51	3,407,000.00	3.68%	3.50%
G-1*	95000TAN6	4.886823%	2,649,500.00	2,649,500.00	0.00	10,789.70	0.00	0.00	10,789.70	2,649,500.00	3.16%	3.06%
G-2*	95000TAQ9	4.886823%	2,649,500.00	2,649,500.00	0.00	10,789.70	0.00	0.00	10,789.70	2,649,500.00	2.64%	2.63%
H-1	95000TAS5	4.886823%	7,949,950.00	7,949,950.00	0.00	32,375.00	0.00	0.00	32,375.00	7,949,950.00	1.09%	1.31%
H-2	95000TAU0	4.886823%	7,949,950.00	5,614,684.65	0.00	19,940.49	0.00	0.00	19,940.49	5,614,684.65	0.00%	0.00%
RR Interest	BCC2D2L87	4.886823%	31,877,784.26	27,012,443.56	18,317.88	109,850.28	0.00	0.00	128,168.16	26,994,125.68	0.00%	0.00%
V	95000TAW6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000TAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			637,555,684.28	540,248,871.10	366,357.60	1,703,153.43	0.00	0.00	2,069,511.03	539,882,513.50

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-A	95000TBV7	1.350736%	423,974,000.00	333,867,792.89	0.00	375,805.92	0.00	0.00	375,805.92	333,519,753.17
X-B	95000TBW5	0.878160%	107,508,000.00	107,508,000.00	0.00	78,674.39	0.00	0.00	78,674.39	107,508,000.00
X-D	95000TAA4	1.485823%	31,798,000.00	31,798,000.00	0.00	39,371.84	0.00	0.00	39,371.84	31,798,000.00
Notional SubTotal			563,280,000.00	473,173,792.89	0.00	493,852.15	0.00	0.00	493,852.15	472,825,753.17

Deal Distribution Total					366,357.60	2,197,005.58	0.00	0.00	2,563,363.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000TBN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000TBP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000TBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000TBR6	722.76811163	0.00000000	2.03218300	0.00000000	0.00000000	0.00000000	0.00000000	2.03218300	722.76811163
A-5	95000TBS4	1,000.00000000	0.00000000	3.02916666	0.00000000	0.00000000	0.00000000	0.00000000	3.02916666	1,000.00000000
A-SB	95000TBT2	605.10849557	14.01126087	1.73766989	0.00000000	0.00000000	0.00000000	0.00000000	15.74893076	591.09723470
A-S	95000TBU9	1,000.00000000	0.00000000	3.13083344	0.00000000	0.00000000	0.00000000	0.00000000	3.13083344	1,000.00000000
B	95000TBX3	1,000.00000000	0.00000000	3.36583343	0.00000000	0.00000000	0.00000000	0.00000000	3.36583343	1,000.00000000
C	95000TBY1	1,000.00000000	0.00000000	3.59250000	0.00000000	0.00000000	0.00000000	0.00000000	3.59250000	1,000.00000000
D	95000TAC0	1,000.00000000	0.00000000	2.83416661	0.00000000	0.00000000	0.00000000	0.00000000	2.83416661	1,000.00000000
E-1	95000TAE6	1,000.00000000	0.00000000	4.07235315	0.00000000	0.00000000	0.00000000	0.00000000	4.07235315	1,000.00000000
E-2	95000TAG1	1,000.00000000	0.00000000	4.07235315	0.00000000	0.00000000	0.00000000	0.00000000	4.07235315	1,000.00000000
F-1	95000TAJ5	1,000.00000000	0.00000000	4.07235398	0.00000000	0.00000000	0.00000000	0.00000000	4.07235398	1,000.00000000
F-2	95000TAL0	1,000.00000000	0.00000000	4.07235398	0.00000000	0.00000000	0.00000000	0.00000000	4.07235398	1,000.00000000
G-1	95000TAN6	1,000.00000000	0.00000000	4.07235327	0.00000000	0.00000000	0.00000000	0.00000000	4.07235327	1,000.00000000
G-2	95000TAQ9	1,000.00000000	0.00000000	4.07235327	0.00000000	0.00000000	0.00000000	0.00000000	4.07235327	1,000.00000000
H-1	95000TAS5	1,000.00000000	0.00000000	4.07235266	0.00000000	0.00000000	0.00000000	0.00000000	4.07235266	1,000.00000000
H-2	95000TAU0	706.25408336	0.00000000	2.50825351	0.36786269	21.23608073	0.00000000	0.00000000	2.50825351	706.25408336
RR Interest	BCC2D2L87	847.37519207	0.57462839	3.44598229	0.00482844	0.27873801	0.00000000	0.00000000	4.02061068	846.80056367
V	95000TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000TBV7	787.47232823	0.00000000	0.88638907	0.00000000	0.00000000	0.00000000	0.00000000	0.88638907	786.65142950
X-B	95000TBW5	1,000.00000000	0.00000000	0.73180033	0.00000000	0.00000000	0.00000000	0.00000000	0.73180033	1,000.00000000
X-D	95000TAA4	1,000.00000000	0.00000000	1.23818605	0.00000000	0.00000000	0.00000000	0.00000000	1.23818605	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/24 - 05/30/24	30	0.00	325,149.28	0.00	325,149.28	0.00	0.00	0.00	325,149.28	0.00
A-5	05/01/24 - 05/30/24	30	0.00	615,508.49	0.00	615,508.49	0.00	0.00	0.00	615,508.49	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	43,163.72	0.00	43,163.72	0.00	0.00	0.00	43,163.72	0.00
X-A	05/01/24 - 05/30/24	30	0.00	375,805.92	0.00	375,805.92	0.00	0.00	0.00	375,805.92	0.00
X-B	05/01/24 - 05/30/24	30	0.00	78,674.39	0.00	78,674.39	0.00	0.00	0.00	78,674.39	0.00
X-D	05/01/24 - 05/30/24	30	0.00	39,371.84	0.00	39,371.84	0.00	0.00	0.00	39,371.84	0.00
A-S	05/01/24 - 05/30/24	30	0.00	118,517.70	0.00	118,517.70	0.00	0.00	0.00	118,517.70	0.00
B	05/01/24 - 05/30/24	30	0.00	142,701.24	0.00	142,701.24	0.00	0.00	0.00	142,701.24	0.00
C	05/01/24 - 05/30/24	30	0.00	97,917.18	0.00	97,917.18	0.00	0.00	0.00	97,917.18	0.00
D	05/01/24 - 05/30/24	30	0.00	90,120.83	0.00	90,120.83	0.00	0.00	0.00	90,120.83	0.00
E-1	05/01/24 - 05/30/24	30	0.00	29,290.40	0.00	29,290.40	0.00	0.00	0.00	29,290.40	0.00
E-2	05/01/24 - 05/30/24	30	0.00	29,290.40	0.00	29,290.40	0.00	0.00	0.00	29,290.40	0.00
F-1	05/01/24 - 05/30/24	30	0.00	13,874.51	0.00	13,874.51	0.00	0.00	0.00	13,874.51	0.00
F-2	05/01/24 - 05/30/24	30	0.00	13,874.51	0.00	13,874.51	0.00	0.00	0.00	13,874.51	0.00
G-1	05/01/24 - 05/30/24	30	0.00	10,789.70	0.00	10,789.70	0.00	0.00	0.00	10,789.70	0.00
G-2	05/01/24 - 05/30/24	30	0.00	10,789.70	0.00	10,789.70	0.00	0.00	0.00	10,789.70	0.00
H-1	05/01/24 - 05/30/24	30	0.00	32,375.00	0.00	32,375.00	0.00	0.00	0.00	32,375.00	0.00
H-2	05/01/24 - 05/30/24	30	165,228.42	22,864.98	0.00	22,864.98	2,924.49	0.00	0.00	19,940.49	168,825.78
RR Interest	05/01/24 - 05/30/24	30	8,696.22	110,004.20	0.00	110,004.20	153.92	0.00	0.00	109,850.28	8,885.55
Totals			173,924.64	2,200,083.99	0.00	2,200,083.99	3,078.41	0.00	0.00	2,197,005.58	177,711.33

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000TAE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (EC)	N/A	4.886823%	7,192,500.00	7,192,500.00	0.00	29,290.40	0.00	0.00	29,290.40	7,192,500.00
E-2 (Cert)	95000TAG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (EC)	N/A	4.886823%	7,192,500.00	7,192,500.00	0.00	29,290.40	0.00	0.00	29,290.40	7,192,500.00
F-1 (Cert)	95000TAJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (EC)	N/A	4.886823%	3,407,000.00	3,407,000.00	0.00	13,874.51	0.00	0.00	13,874.51	3,407,000.00
F-2 (Cert)	95000TAL0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (EC)	N/A	4.886823%	3,407,000.00	3,407,000.00	0.00	13,874.51	0.00	0.00	13,874.51	3,407,000.00
G-1 (Cert)	95000TAN6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (EC)	N/A	4.886823%	2,649,500.00	2,649,500.00	0.00	10,789.70	0.00	0.00	10,789.70	2,649,500.00
G-2 (Cert)	95000TAQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (EC)	N/A	4.886823%	2,649,500.00	2,649,500.00	0.00	10,789.70	0.00	0.00	10,789.70	2,649,500.00
H-1 (Cert)	95000TAS5	4.886823%	1,446,900.00	1,446,900.00	0.00	5,892.29	0.00	0.00	5,892.29	1,446,900.00
H-1 (EC)	N/A	4.886823%	6,503,050.00	6,503,050.00	0.00	26,482.71	0.00	0.00	26,482.71	6,503,050.00
H-2 (Cert)	95000TAU0	4.886823%	1,446,900.00	1,021,879.03	0.00	3,629.19	0.00	0.00	3,629.19	1,021,879.03
H-2 (EC)	N/A	4.886823%	6,503,050.00	4,592,805.62	0.00	16,311.30	0.00	0.00	16,311.30	4,592,805.62
E	95000TBA3	4.886823%	14,385,000.00	14,385,000.00	0.00	58,580.79	0.00	0.00	58,580.79	14,385,000.00
F	95000TBC9	4.886823%	6,814,000.00	6,814,000.00	0.00	27,749.01	0.00	0.00	27,749.01	6,814,000.00
G	95000TBG0	4.886823%	5,299,000.00	5,299,000.00	0.00	21,579.40	0.00	0.00	21,579.40	5,299,000.00
EF	95000TBE5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000TBJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			68,895,900.00	66,560,634.65	0.00	268,133.91	0.00	0.00	268,133.91	66,560,634.65

Exchangeable Certificate Details
H	95000TBL9	4.886823%	13,006,100.00	11,095,855.62	0.00	42,794.01	0.00	0.00	42,794.01	11,095,855.62
Exchangeable Certificates Total			13,006,100.00	11,095,855.62	0.00	42,794.01	0.00	0.00	42,794.01	11,095,855.62

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
H	95000TBL9	853.12704193	0.00000000	3.29030301	0.18393139	10.61804000	0.00000000	0.00000000	3.29030301	853.12704193

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,563,363.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,209,562.85	Master Servicing Fee	3,681.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,455.19
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	232.61
ARD Interest	0.00	Operating Advisor Fee	645.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	174.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,209,562.85	Total Fees	9,478.86

Principal		Expenses/Reimbursements
Scheduled Principal	366,357.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,078.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	366,357.60	Total Expenses/Reimbursements	3,078.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,197,005.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	366,357.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,563,363.18
Total Funds Collected	2,575,920.45	Total Funds Distributed	2,575,920.45

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	540,248,871.10	540,248,871.10	Beginning Certificate Balance	540,248,871.10
(-) Scheduled Principal Collections	366,357.60	366,357.60	(-) Principal Distributions	366,357.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	539,882,513.50	539,882,513.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	540,322,513.80	540,322,513.80	Ending Certificate Balance	539,882,513.50
Ending Actual Collateral Balance	539,941,684.42	539,941,684.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP
3,000,000 or less	4	9,195,868.07	1.70%	32	4.9226	2.290610	1.40 or less	6	78,995,518.48	14.63%	33	5.1503	0.640445
3,000,001 to 5,000,000	3	12,653,001.75	2.34%	32	4.9202	1.933518	1.41 to 1.50	1	15,119,685.69	2.80%	32	4.9100	1.501300
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	9	153,441,631.43	28.42%	32	4.7926	1.582009
6,000,001 to 7,000,000	2	12,908,966.07	2.39%	33	4.8326	2.745398	1.76 to 2.00	4	59,944,819.51	11.10%	31	4.6561	1.932584
7,000,001 to 8,000,000	2	15,560,514.41	2.88%	31	5.0688	2.609224	2.01 to 2.25	3	20,156,595.73	3.73%	32	5.0197	2.155623
8,000,001 to 10,000,000	8	74,480,492.66	13.80%	32	5.1330	1.805701	2.26 to 2.50	5	87,877,560.37	16.28%	33	4.7800	2.413298
10,000,001 to 15,000,000	4	55,264,334.29	10.24%	32	5.0611	0.821999	2.51 to 2.75	1	30,000,000.00	5.56%	31	4.2993	2.516700
15,000,001 to 20,000,000	2	31,112,256.46	5.76%	32	4.7594	1.960533	2.76 to 3.00	3	61,251,793.11	11.35%	32	4.2861	2.896401
20,000,001 to 30,000,000	6	161,112,170.61	29.84%	32	4.6993	1.827190	3.01 or greater	2	14,200,000.00	2.63%	33	4.7882	3.507446
30,000,001 to 50,000,000	1	31,200,000.00	5.78%	34	4.3790	2.448200	Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
50,000,001 or greater	2	117,500,000.00	21.76%	33	4.4572	2.186191
Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP
							Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP
Alabama	3	26,910,477.62	4.98%	31	4.7301	1.743485
							Lodging	3	56,461,836.91	10.46%	33	5.1689	0.713920
California	12	165,604,925.96	30.67%	32	4.8547	1.274636
							Mixed Use	3	44,364,800.53	8.22%	32	4.5430	2.210360
Connecticut	1	19,889,639.02	3.68%	32	4.7975	1.584500
							Multi-Family	1	7,700,000.00	1.43%	32	5.0400	3.140700
Florida	1	2,480,775.29	0.46%	32	4.6170	2.394700
							Office	15	288,866,097.76	53.51%	32	4.6898	1.924498
Georgia	7	34,811,932.86	6.45%	33	4.8563	1.811022
							Retail	27	107,511,973.91	19.91%	32	4.7784	1.941000
Hawaii	1	6,500,000.00	1.20%	34	4.4900	3.941900
							Self Storage	4	16,082,895.28	2.98%	33	4.7052	3.027572
Illinois	3	8,860,657.00	1.64%	34	4.3790	2.448200
							Totals	56	539,882,513.50	100.00%	32	4.7494	1.905266
Indiana	3	11,832,080.29	2.19%	33	5.1591	1.868161

Louisiana	5	10,024,450.07	1.86%	33	4.8911	1.862379

Maryland	1	4,395,290.62	0.81%	33	4.6600	2.764500

Massachusetts	1	55,000,000.00	10.19%	32	4.2200	2.910500

Michigan	1	7,700,000.00	1.43%	32	5.0400	3.140700

Missouri	3	6,027,721.00	1.12%	34	4.3790	2.448200

Nevada	1	10,000,000.00	1.85%	32	5.4000	1.885600

New York	3	100,114,800.53	18.54%	33	4.8983	1.748631

Pennsylvania	1	2,504,860.48	0.46%	32	4.6170	2.394700

Texas	2	4,453,040.49	0.82%	33	4.7880	2.591116

Virginia	3	11,376,953.16	2.11%	31	4.9486	2.183211

Washington	1	32,500,000.00	6.02%	31	4.2993	2.516700

Totals	56	539,882,513.50	100.00%	32	4.7494	1.905266

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	55,000,000.00	10.19%	32	4.2200	2.910500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	110,200,000.00	20.41%	32	4.3824	2.370982	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	123,962,998.42	22.96%	33	4.6437	1.681555	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	107,811,272.50	19.97%	32	4.8552	1.560859	49 months or greater	34	520,987,604.32	96.50%	32	4.7531	1.900482
	5.001% to 5.250%	4	26,896,089.44	4.98%	32	5.1230	2.119092	Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
	5.251% to 5.500%	8	82,832,730.74	15.34%	32	5.3524	1.673412
	5.501% or greater	1	14,284,513.22	2.65%	33	5.6750	(0.249900)
	Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP
	60 months or less	34	520,987,604.32	96.50%	32	4.7531	1.900482	Interest Only	13	299,950,000.00	55.56%	32	4.5829	2.244556
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	16,118,225.54	2.99%	32	5.0773	1.782547
	Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266	241 months to 300 months	18	204,919,378.78	37.96%	32	4.9769	1.406120
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,894,909.18	3.50%	32	4.6464	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		5	61,161,067.41	11.33%	31	4.6252	1.917686	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	451,966,022.50	83.72%	32	4.7645	1.894882	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	7,860,514.41	1.46%	31	5.0970	2.088600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	539,882,513.50	100.00%	32	4.7494	1.905266
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100699	OF	New York	NY	Actual/360	4.666%	251,121.53	0.00	0.00	N/A	03/06/27	--	62,500,000.00	62,500,000.00	06/06/24
2	310938982	OF	Cambridge	MA	Actual/360	4.220%	199,863.89	0.00	0.00	N/A	02/11/27	--	55,000,000.00	55,000,000.00	06/11/24
3	307350008	OF	Los Angeles	CA	Actual/360	4.435%	95,475.69	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	06/06/24
3A	307350108				Actual/360	4.435%	57,285.42	0.00	0.00	N/A	12/06/26	--	15,000,000.00	15,000,000.00	06/06/24
4	307350007	MU	Seattle	WA	Actual/360	4.299%	111,065.25	0.00	0.00	N/A	01/06/27	--	30,000,000.00	30,000,000.00	06/06/24
4A	307350107				Actual/360	4.299%	9,255.44	0.00	0.00	N/A	01/06/27	--	2,500,000.00	2,500,000.00	06/06/24
5	610938585	OF	Santa Rosa	CA	Actual/360	4.590%	117,264.64	46,078.32	0.00	N/A	02/11/27	--	29,668,474.23	29,622,395.91	06/11/24
7	303161137	Various Various		Various	Actual/360	4.379%	117,649.13	0.00	0.00	N/A	04/01/27	--	31,200,000.00	31,200,000.00	06/01/24
8	883100679	OF	New York	NY	Actual/360	5.279%	130,686.96	0.00	0.00	N/A	02/06/27	--	28,750,000.00	28,750,000.00	06/06/24
9	310938713	LO	Los Angeles	CA	Actual/360	4.850%	104,291.23	31,853.26	0.00	N/A	03/11/27	--	24,971,627.96	24,939,774.70	06/11/24
10	307350009	LO	Garden Grove	CA	Actual/360	5.395%	67,568.08	16,616.60	0.00	N/A	02/06/27	--	14,543,696.55	14,527,079.95	05/06/24
10A	307350109				Actual/360	5.395%	40,540.84	9,969.97	0.00	N/A	02/06/27	--	8,726,217.87	8,716,247.90	05/06/24
11	883100674	RT	Birmingham	AL	Actual/360	4.762%	93,493.93	0.00	0.00	N/A	01/01/27	--	22,800,000.00	22,800,000.00	06/01/24
12	307350012	OF	New Haven	CT	Actual/360	4.798%	41,160.29	18,503.21	0.00	N/A	02/06/27	--	9,963,322.72	9,944,819.51	06/06/24
12A	307350112				Actual/360	4.798%	41,160.29	18,503.21	0.00	N/A	02/06/27	--	9,963,322.72	9,944,819.51	06/06/24
15	883100683	RT	Various	Various	Actual/360	4.617%	63,668.34	21,599.36	0.00	N/A	02/06/27	--	16,014,170.13	15,992,570.77	06/06/24
16	303161132	OF	Dunwoody	GA	Actual/360	4.910%	64,008.09	19,209.55	0.00	N/A	02/01/27	--	15,138,895.24	15,119,685.69	06/01/24
17	407004688	OF	San Francisco	CA	Actual/360	5.675%	69,879.95	15,206.17	0.00	N/A	03/06/27	--	14,299,719.39	14,284,513.22	04/06/24
18	307490018	RT	Stockton	CA	Actual/360	4.692%	46,356.87	21,519.35	0.00	N/A	03/06/27	--	11,474,260.47	11,452,741.12	06/06/24
19	303161131	MF	Pensacola	FL	Actual/360	4.300%	46,414.32	0.00	0.00	N/A	02/01/27	--	12,535,000.00	12,535,000.00	06/01/24
20	310938655	OF	Ontario	CA	Actual/360	4.990%	40,604.47	14,625.23	0.00	N/A	02/11/27	--	9,449,614.83	9,434,989.60	06/11/24
21	310938657	OF	Ontario	CA	Actual/360	4.980%	39,926.61	14,436.79	0.00	N/A	02/11/27	--	9,310,518.11	9,296,081.32	06/11/24
22	883100690	MU	Ithaca	NY	Actual/360	5.302%	40,541.72	15,001.17	0.00	N/A	03/06/27	--	8,879,801.70	8,864,800.53	06/06/24
23	303161128	RT	Henderson	NV	Actual/360	5.400%	46,500.00	0.00	0.00	N/A	02/01/27	--	10,000,000.00	10,000,000.00	06/01/24
24	303161127	RT	Virginia Beach	VA	Actual/360	5.097%	34,594.73	21,479.53	0.00	01/01/27	12/01/31	--	7,881,993.94	7,860,514.41	06/01/24
25	883100688	LO	Munster	IN	Actual/360	5.494%	39,230.28	13,539.09	0.00	N/A	03/06/27	--	8,292,273.38	8,278,734.29	06/06/24
26	410937678	MF	Northville	MI	Actual/360	5.040%	33,418.00	0.00	0.00	N/A	02/11/27	--	7,700,000.00	7,700,000.00	06/11/24
27	600939046	RT	Shreveport	LA	Actual/360	5.180%	28,633.87	10,384.25	0.00	N/A	02/11/27	--	6,419,350.32	6,408,966.07	06/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	303161138	SS	Kalaheo	HI	Actual/360	4.490%	25,131.53	0.00	0.00	N/A	04/01/27	--	6,500,000.00	6,500,000.00	06/01/24
30	600938846	RT	Smyrna	GA	Actual/360	5.220%	22,203.76	13,047.51	0.00	N/A	03/11/27	--	4,939,656.47	4,926,608.96	06/11/24
31	307490031	SS	Conway	AR	Actual/360	5.482%	20,119.99	7,080.30	0.00	N/A	01/06/27	10/06/26	4,262,001.92	4,254,921.62	06/06/24
32	410939006	SS	Gaithersburg	MD	Actual/360	4.660%	17,664.22	6,702.13	0.00	N/A	03/11/27	--	4,401,992.75	4,395,290.62	06/11/24
33	310938344	SS	Pomona	CA	Actual/360	4.820%	13,889.69	15,362.68	0.00	N/A	01/11/27	--	3,346,464.85	3,331,102.17	06/11/24
34	303161135	MU	Decatur	GA	Actual/360	4.940%	12,761.67	0.00	0.00	N/A	03/01/27	--	3,000,000.00	3,000,000.00	06/01/24
35	303161134	IN	Saint George	UT	Actual/360	5.020%	9,139.90	9,369.81	0.00	N/A	03/01/27	--	2,114,357.37	2,104,987.56	06/01/24
36	410932093	SS	South Houston	TX	Actual/360	5.360%	8,583.36	3,156.41	0.00	N/A	01/11/27	--	1,859,658.90	1,856,502.49	06/11/24
37	410938891	RT	Snellville	GA	Actual/360	5.300%	8,408.87	3,113.70	0.00	N/A	03/11/27	--	1,842,479.28	1,839,365.58	06/11/24
Totals							2,209,562.85	366,357.60	0.00				540,248,871.10	539,882,513.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,637,301.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,752,340.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,869,793.42	3,980,874.10	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,750,653.14	898,455.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,483,898.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	11,332,287.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,459,602.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,094,225.00	555,792.29	01/01/24	03/31/24	08/11/23	0.00	0.00	84,122.06	84,122.06	0.00	0.00
10A	0.00	0.00	--	--	08/11/23	0.00	0.00	50,473.24	50,473.24	0.00	0.00
11	17,490,557.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,948,444.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,560,334.00	666,835.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,701,350.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(106,780.62)	(229,182.22)	01/01/23	06/30/23	06/11/24	10,171,973.18	87,580.95	84,888.18	85,026.82	0.00	0.00
18	1,131,600.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,252,498.94	423,027.57	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,074,750.16	382,580.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	791,153.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,169,839.52	276,045.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,447,121.36	361,881.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,239,593.81	1,177,579.33	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,038,281.96	320,679.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	806,217.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,185,426.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	646,811.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	816,600.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,054,217.45	154,921.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	233,571.00	86,291.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	211,810.48	101,224.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	252,679.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	108,326,180.83	9,157,007.21				10,171,973.18	87,580.95	219,483.48	219,622.12	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	1	14,284,513.22	0	0.00	0	0.00	0	0.00	1	14,284,513.22	0	0.00	0	0.00	0	0.00	4.749405%	4.722419%	32
05/17/24	2	23,269,914.42	0	0.00	0	0.00	0	0.00	1	14,299,719.39	0	0.00	0	0.00	0	0.00	4.749559%	4.722567%	33
04/17/24	1	14,317,097.57	0	0.00	0	0.00	0	0.00	1	14,317,097.57	0	0.00	0	0.00	0	0.00	4.749727%	4.722728%	34
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	1	14,332,145.28	0	0.00	0	0.00	0	0.00	4.749879%	4.722875%	35
02/16/24	1	14,351,622.56	0	0.00	0	0.00	0	0.00	1	14,351,622.56	0	0.00	0	0.00	0	0.00	4.750061%	4.723049%	36
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	14,366,502.38	0	0.00	0	0.00	0	0.00	4.750211%	4.723194%	37
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	14,381,309.84	0	0.00	0	0.00	0	0.00	4.750360%	4.712541%	38
11/17/23	2	23,440,637.56	0	0.00	1	14,398,303.98	0	0.00	1	14,398,303.98	0	0.00	0	0.00	0	0.00	4.750523%	4.712693%	39
10/17/23	0	0.00	0	0.00	1	14,412,956.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750670%	4.712830%	40
09/15/23	0	0.00	0	0.00	1	14,429,801.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750832%	4.712980%	41
08/17/23	0	0.00	1	14,444,301.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750977%	4.713115%	42
07/17/23	0	0.00	1	14,458,730.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.751121%	4.713249%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10	307350009	05/06/24	0	B	84,122.06	84,122.06	0.00		14,543,696.55
10A	307350109	05/06/24	0	B	50,473.24	50,473.24	0.00		8,726,217.87
17	407004688	04/06/24	1	1	84,888.18	85,026.82	0.00		14,317,097.57	09/29/22	7			10/26/23
Totals					219,483.48	219,622.12	0.00		37,587,011.99
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		532,021,999	517,737,486	0		14,284,513
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,860,514	7,860,514	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	539,882,514	525,598,000	0	0	0	14,284,513
May-24	540,248,871	502,679,237	23,269,914	0	0	14,299,719
Apr-24	540,645,179	526,328,082	0	0	0	14,317,098
Mar-24	541,008,282	526,676,137	0	0	0	14,332,145
Feb-24	541,433,079	527,081,457	0	0	0	14,351,623
Jan-24	541,792,818	527,426,316	0	0	0	14,366,502
Dec-23	542,151,023	527,769,713	0	0	0	14,381,310
Nov-23	542,539,473	504,700,532	23,440,638	0	0	14,398,304
Oct-23	542,894,491	528,481,534	0	0	14,412,957	0
Sep-23	543,279,871	528,850,069	0	0	14,429,802	0
Aug-23	543,631,729	529,187,427	0	14,444,302	0	0
Jul-23	543,982,086	529,523,356	0	14,458,731	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	407004688	14,284,513.22	14,317,097.57	8,200,000.00	04/24/24	(266,545.22)	(0.24990)	06/30/23	03/06/27	272
Totals		14,284,513.22	14,317,097.57	8,200,000.00		(266,545.22)

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	407004688	OF	CA	09/29/22	7

Loan transferred to special servicing due to a Borrower declared imminent monetary default. Borrower has communicated that they would like to transition title to the Lender. Notice of default filed and property foreclosed 10/26/2023. A disposition is expected to take place in December 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	883100688	8,870,558.05	5.49400%	8,870,558.05 5.49400%		10	08/03/20	04/09/20	09/11/20
25	883100688	0.00	5.49400%	0.00	5.49400%	10	09/11/20	04/09/20	08/03/20
Totals		8,870,558.05		8,870,558.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	307490014 09/17/21	4,824,130.06	92,930,000.00	4,517,205.58	348,588.83	4,517,205.58	4,168,616.75	655,513.31	0.00	0.00	655,513.31	13.11%
14A	307490114 09/17/21	13,266,357.73	92,930,000.00	12,422,315.32	958,619.27	12,422,315.32	11,463,696.05	1,802,661.68	0.00	0.00	1,802,661.68	13.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,090,487.79	185,860,000.00	16,939,520.90	1,307,208.10	16,939,520.90	15,632,312.80	2,458,174.99	0.00	0.00	2,458,174.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	307490014	09/17/21	0.00	0.00	655,513.31	0.00	0.00	655,513.31	0.00	0.00	655,513.31
14A	307490114	09/17/21	0.00	0.00	1,802,661.68	0.00	0.00	1,802,661.68	0.00	0.00	1,802,661.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,458,174.99	0.00	0.00	2,458,174.99	0.00	0.00	2,458,174.99

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	3,078.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,078.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,078.41

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the WFCM 2017-RB1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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